Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Leases

Note 3. Leases

The Company classifies a lease for its office space at 29 Emmons Drive, Suite B-10 in Princeton, New Jersey as an operating lease, and recorded a related right-of-use lease asset and lease liability accordingly. Pursuant to an amendment executed on June 21, 2022, the lease has been extended to October 2025. The current rent of $11,108 per month will be maintained until November 2023 when it will be increased to $11,367 and then will increase to $11,625 in November 2024 where it will remain until expiration. As of September 30, 2023 and December 31, 2022, the Company’s condensed consolidated balance sheets included a right-of-use lease asset of $258,487 and $340,987 for the office space, respectively. The Company’s condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022 included corresponding lease liabilities of $262,117 and $342,575 for the office space, respectively.

The following represents a reconciliation of contractual lease cash flows to the right-of-use lease asset and liability recognized in the financial statements:

Operating
Lease
Right-of-use lease asset:
Right-of-use lease asset, January 1, 2023	$340,987
Less: reduction/amortization	82,500
Right-of-use lease asset, September 30, 2023	$258,487

Lease liability:
Lease liability, January 1, 2023	$342,575
Less: repayments	80,458
Lease liability, September 30, 2023	$262,117

Lease expense for the nine months ended September 30, 2023:
Lease expense	$102,016
Total	$102,016

Lease expense for the nine months ended September 30, 2022:
Lease expense	$100,887
Total	$100,887

Contractual cash payments for the remaining lease term as of September 30, 2023:
2023	$33,841
2024	136,917
2025	116,250
Total	$287,008
Remaining lease term (months) as of September 30, 2023	25

Note 3. Leases

The Company classifies a lease for its office space at 29 Emmons Drive, Suite B-10 in Princeton, New Jersey as an operating lease, and recorded a related right-of-use lease asset and lease liability accordingly. Pursuant to an amendment executed on June 21, 2022, the lease has been extended to October 2025. The current rent of $11,108 per month will be maintained until November 2023 when it will be increased to $11,367 and then will increase to $11,625 in November 2024 where it will remain until expiration. As of December 31, 2022 and 2021, the Company’s consolidated balance sheets included a right-of-use lease asset of $340,987 and $106,155 for the office space, respectively. The Company’s consolidated balance sheets as of December 31, 2022 and 2021 included corresponding lease liabilities of $342,575 and $106,151 for the office space, respectively.

The following represents a reconciliation of contractual lease cash flows to the right-of-use lease asset and liability recognized in the financial statements:

Operating
Lease
Contractual cash payments for the remaining lease term as of December 31, 2022
2023	$133,817
2024	136,917
2025	116,250
Total	$386,984
Discount rate applied	8.47%
Remaining lease term (months) as of December 31, 2022	34

Right-of-use lease asset:
Right-of-use lease asset, January 1, 2021	$222,445
Less: reduction/amortization	116,290
Right-of-use lease asset, December 31, 2021	106,155
New lease extension June 21, 2022	347,546
Reduction/amortization	112,714
Right of use lease asset, December 31, 2022	$340,987

Lease liability:
Lease liability, January 1, 2021	$222,441
Less: repayments	116,290
Lease liability, December 31, 2021	106,151
New lease extension June 21, 2022	347,546
Less: repayments	111,122
Lease liability, December 31, 2022	$342,575

Lease expense for the year ended December 31, 2021:
Lease expense	$133,300
Total	$133,300

Lease expense for the year ended December 31, 2022:
Lease expense	$134,892
Total	$134,892